Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 893	$ 875
Provision for credit losses
Originations	4	4
Maturities	(8)	(8)
Changes in risk, parameters and exposures	140	69
Write-offs	(142)	(112)
Recoveries	40	41
Exchange rate and other	(1)	1
Balance at end of period	926	870
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	177	233
Provision for credit losses
Transfers to Stage 1	164	146
Transfers to Stage 2	(20)	(23)
Transfers to Stage 3		(1)
Originations	4	4
Maturities	(1)	(1)
Changes in risk, parameters and exposures	(139)	(132)
Exchange rate and other	(1)
Balance at end of period	184	226
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	716	642
Provision for credit losses
Transfers to Stage 1	(164)	(146)
Transfers to Stage 2	20	23
Transfers to Stage 3	(94)	(70)
Maturities	(7)	(7)
Changes in risk, parameters and exposures	271	201
Exchange rate and other		1
Balance at end of period	742	644
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	94	71
Changes in risk, parameters and exposures	8
Write-offs	(142)	(112)
Recoveries	$ 40	$ 41